Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation
Schedule of activities of the subsidiary

		2	1
Name	Domicile	Ownership and votes 2024	Ownership and votes 2023
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%
ProfoundBio, Inc.	Delaware, USA	100%	N/A*
ProfoundBio, US Co	Delaware, USA	100%	N/A*
Profound Limited	Hong Kong, China	100%	N/A*
ProfoundBio co., Ltd.	Suzhou, China	100%	N/A*
ProfoundBio Shanghai Branch, Co., Ltd.	Shanghai, China	100%	N/A*
Beijing Puyifang Biotechnology Co., Ltd.	Beijing, China	100%	N/A*